Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	BeyondSpring Inc.
Entity Central Index Key	0001677940
Trading Symbol	bysi
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false